FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities
Net Income (Loss)	¥ 1,056,478	$ 144,736	¥ 1,297,619	¥ 1,179,658
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	17,873	2,449	9,461	9,961
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,494,509	204,748	(1,890,443)	(456,221)
Accrued expenses and other liabilities	190,564	26,107	445,045	444,064
Net cash provided by operating activities	1,425,488	195,292	389,588	133,592
Cash flows from financing activities
Proceeds from exercise of options	169	23	1,274	2,184
Repurchase of ordinary shares	(53,261)	(7,297)	(38,081)	(14,750)
Net cash used in financing activities	(332,687)	(45,578)	(193,481)	(12,566)
Net change in cash, cash equivalents and restricted cash	305,227	41,815	79,587	108,474
Cash, cash equivalents and restricted cash at beginning of the year	372,628	51,050	293,041	184,567
Cash, cash equivalents and restricted cash at end of the year	677,855	92,865	372,628	293,041
Parent Company
Cash flows from operating activities
Net Income (Loss)	1,056,478	144,736	1,297,619	1,179,658
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from subsidiaries and VIEs	(1,060,219)	(145,249)	(1,301,067)	(1,199,673)
Depreciation and amortization	1,344	184	1,698	2,293
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs	4,046	554	(11,332)	(2,151)
Prepaid expenses and other current assets	(1,223)	(167)	(1,060)	(2,680)
Return on equity method investments	303,652	41,600	157,672	0
Accrued expenses and other liabilities	(3,563)	(487)	780	636
Net cash provided by operating activities	300,515	41,171	144,310	(21,917)
Cash flows from financing activities
Proceeds from exercise of options	169	23	1,274	8,783
Repurchase of ordinary shares	(53,261)	(7,297)	(38,081)	0
Loans from subsidiaries	53,261	7,297	38,081	0
Dividend distributed to shareholders	(301,175)	(41,261)	(156,674)	0
Net cash used in financing activities	(301,006)	(41,238)	(155,400)	8,783
Effect of foreign exchange rate changes on cash and cash equivalents	(15)	(2)	3,327	13,840
Net change in cash, cash equivalents and restricted cash	(506)	(69)	(7,763)	706
Cash, cash equivalents and restricted cash at beginning of the year	804	110	8,567	7,861
Cash, cash equivalents and restricted cash at end of the year	¥ 298	$ 41	¥ 804	¥ 8,567